Nature of Operations and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations and Basis of Presentation

NOTE 1 – NATURE OF OPERATIONS AND BASIS OF PRESENTATION

The accompanying unaudited condensed consolidated financial statements of Solis Tek Inc. and Subsidiaries (the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all normal recurring adjustments considered necessary for a fair presentation have been included. Interim operating results are not necessarily indicative of the results that may be expected for the year ending December 31, 2017. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited financial statements as of and for the years ended December 31, 2016 and 2015, which are included in the Company’s Annual Report on Form 10-K filed with SEC on March 31, 2017.

History and Organization

Solis Tek Inc. (the “Company”) was originally incorporated under the laws of the State of Nevada on March 2, 2007 as Cinjet, Inc. (“Cinjet”). Effective September 1, 2015, Cinjet changed its corporate name to Solis Tek Inc. On June 23, 2015, the Company entered into an Agreement of Merger and Plan of Reorganization (the “Agreement”) with Solis Tek Inc., a California corporation (“STI”), and CJA Acquisition Corp., a California corporation and a wholly owned subsidiary of the Company (“Merger Sub”), providing for the merger of Merger Sub with and into STI (the “Merger”), with STI surviving the Merger as a wholly-owned subsidiary of the Company. The Merger was accounted for as a recapitalization of the Company with STI being deemed the accounting acquirer.

Overview of Business

Solis Tek Inc. is focused on the research, design, development and manufacturing of advanced, energy efficient indoor horticulture lighting ancillary equipment and nutrients. Our vision is to apply the latest advances in high efficiency lighting and controls technology as well as effective manufacturing techniques to deliver highly differentiated products with clear benefits at competitive prices to the greenhouse and indoor horticulture markets.

The Solis Tek, Inc. launched an organic solutions and nutrient line in 2016 through its newly formed subsidiary Zelda Horticulture, Inc., (f.k.a. GrowPro Solutions, Inc.). Zelda’s in-house Research and Development department formulates unique plant nutrient additives designed to create healthier plants which yield greater plant aroma, volume, and oil production and intensity in the growing cycle. The end users of the new nutrient additive products are the same existing Solis Tek lighting clients, hence, the company will leverage its existing sales and distribution channels to gain maximum efficiencies with this new subsidiary division. Zelda’s nutrient products are trademark protected, proprietary of ingredients and is formulated and produced in our own facility in Carson, CA.

Basis of Consolidation

The condensed consolidated financial statements include the accounts of the Company and three of its wholly owned subsidiaries; Solis Tek Inc., a California corporation, Solis Tek East Corporation (“STE”), an entity incorporated under the laws of the State of New Jersey; and Zelda Horticulture, Inc., (“Zelda”) (f.k.a. GrowPro Solutions, Inc.), an entity incorporated under the laws of the State of California. Intercompany transactions and balances have been eliminated in consolidation.

NOTE 1 – BASIS OF PRESENTATION

History and Organization

Solis Tek Inc. (the “Company”) was originally incorporated under the laws of the State of Nevada on March 2, 2007 as Cinjet, Inc. (“Cinjet”). Effective September 1, 2015, Cinjet changed its corporate name to Solis Tek Inc. On June 23, 2015, the Company entered into an Agreement of Merger and Plan of Reorganization (the “Agreement”) with Solis Tek Inc., a California corporation (“STI”), and CJA Acquisition Corp., a California corporation and a wholly owned subsidiary of the Company (“Merger Sub”), providing for the merger of Merger Sub with and into STI (the “Merger”), with STI surviving the Merger as a wholly-owned subsidiary of the Company. The Merger Agreement was approved by the Company’s Board of Directors and the sole Director of the Company, effective June 23, 2015. The Merger closed on June 23, 2015.

At the effective time of the Merger, each share of STI common stock issued and outstanding was converted automatically into the right to receive .166 shares of the common stock of the Company, with an aggregate of 26,187,000 shares of the Company’s common stock issued to the former shareholders of STI.

Upon the closing of the Merger, STI paid a total of $22,500 to four shareholders of the Company for the cancellation of a total of 61,297,002 shares of the Company’s common stock. Also at the closing of the Merger, STI paid $198,100 to the Company to settle and pay liabilities of $405,932, which represented all of the then current liabilities of the Company. After the closing, a total of 29,551,998 shares of the Company were outstanding.

Upon completion of the Merger, the former stockholders of STI owned approximately 89% of the outstanding shares of the Company’s common stock and the holders of the outstanding shares of the Company’s common stock prior to the Merger owned the balance. As the former owners and management of STI have voting and operating control of the Company after the Merger, the transaction has been accounted for as a recapitalization with the STI deemed the acquiring companies for accounting purposes, and the Company deemed the legal acquirer. Due to the change in control, the consolidated financial statements reflect the historical results of STI prior to the Merger, and that of the combined company following the Merger. Common stock and the corresponding capital amounts of the Company pre-Merger have been retroactively restated as capital stock shares reflecting the exchange ratio in the Merger. No step-up in basis or intangible assets or goodwill will be recorded in this transaction and the cash paid by the Company of $248,980 (including $28,380 of transaction costs) has been reflected as a cost of the transaction.

Overview of Business

The Company is an importer, distributer and marketer of digital lighting equipment for the hydroponics industry. Using certain of its proprietary technologies, the Company provides innovative aptitudes with its ballast, reflector and lamp products. The Company’s customers include retail stores, distributors and commercial growers in the United States and abroad.

Cash and Liquidity

The accompanying financial statements have been prepared under the assumption that the Company will continue as a going concern. Such assumption contemplates the realization of assets and satisfaction of liabilities in the normal course of business. For the year ended December 31, 2016, the Company recorded a net loss of $538,710 and generated cash from operations of $580,634.

We estimate the Company currently has sufficient cash and liquidity to meet its anticipated working capital for the next twelve months.

Historically, we have financed our operations primarily through private sales of common stock, a line of credit and loans from a third party financial institution, related parties, and operations. We anticipate that our primary capital source will be positive cash flow from operations. If our sales goals do not materialize as planned, we believe that the Company can reduce its operating costs and achieve positive cash flow from operations. However, we may not generate sufficient revenues from product sales in the future to achieve profitable operations. If we are not able to achieve profitable operations at some point in the future, we may have insufficient working capital to maintain our operations as we presently intend to conduct them or to fund our expansion, marketing, and product development plans. There can be no assurance that we will be able to obtain such financing on acceptable terms, or at all.